Short-Term Borrowings - Schedule of Short-Term Borrowings (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Short-term Debt [Line Items]
Securities sold under agreements to repurchase	$ 209,795	$ 254,242
FHLB advances	185,000	140,000
Total short-term borrowings	394,795	394,242
Repurchase agreements
Short-term Debt [Line Items]
Total short-term borrowings	209,795	254,242
Highest month-end balance	248,277	278,324
Average daily balance	$ 224,763	$ 257,622
Weighted-average interest rate:
As of year-end	0.17%	0.17%
Paid during the year	0.16%	0.18%
FHLB Advances
Short-term Debt [Line Items]
Total short-term borrowings	$ 185,000	$ 140,000
Highest month-end balance	185,000	140,000
Average daily balance	$ 15,694	$ 1,096
Weighted-average interest rate:
As of year-end	0.80%	0.56%
Paid during the year	0.63%	0.59%